RELATED PARTY TRANSACTIONS - Purchase services and goods from related parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
RELATED PARTY TRANSACTIONS
Purchase services and goods	¥ 70,513,443	$ 9,660,301	¥ 56,058,918	¥ 46,888,032
Tencent | Online marketing and technical services
RELATED PARTY TRANSACTIONS
Purchase services and goods	186,970		122,452	159,564
Yuanjing Mingde | Rental and property management services
RELATED PARTY TRANSACTIONS
Purchase services and goods	13,949		21,882	27,379
Ziroom | Services
RELATED PARTY TRANSACTIONS
Purchase services and goods	4,774		10,661	8,131
IFM | Referral services
RELATED PARTY TRANSACTIONS
Purchase services and goods	5,618		6,339	5,590
Brokerage firms | Referral services
RELATED PARTY TRANSACTIONS
Purchase services and goods	602,845		853,139	673,972
Others
RELATED PARTY TRANSACTIONS
Purchase services and goods	3,464		35,917	1,122
Related party
RELATED PARTY TRANSACTIONS
Purchase services and goods	929,161		1,194,509	877,353
Suofeiya Shengdu | Home furnishing services
RELATED PARTY TRANSACTIONS
Purchase services and goods	¥ 111,541		¥ 144,119	¥ 1,595